Derivative Financial Instruments and Risk Management Policies - Breakdown of Derivatives and Expected Maturity Schedule (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedges [line items]
Gain (loss) on derivative	€ 1,181
Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	2,849	€ (3,537)
Fair value		(13)
Non-current derivative financial assets	(2,776)
Current derivative financial assets	(922)
Non-current derivative financial liabilities	2,287
Current derivative financial liabilities	230
Derivative asset (liability), net	(1,181)	(505)	€ (3,401)
Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	(8,761)	(2,431)
Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	4,422	1,840
Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	2,268	(495)
Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	4,920	(2,451)
Financial Instruments excluding Derivatives
Disclosure of detailed information about hedges [line items]
Notional amount	970
Non-current derivative financial assets	0
Current derivative financial assets	0
Non-current derivative financial liabilities	996
Current derivative financial liabilities	0
Derivative asset (liability), net	996
Financial Instruments excluding Derivatives | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	0
Financial Instruments excluding Derivatives | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	56
Financial Instruments excluding Derivatives | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	56
Financial Instruments excluding Derivatives | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	858
Net investment Hedges
Disclosure of detailed information about hedges [line items]
Fair value		0
Notional amount		(140)
Net investment Hedges | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount		(140)
Net investment Hedges | Two years
Disclosure of detailed information about hedges [line items]
Notional amount		0
Net investment Hedges | Three years
Disclosure of detailed information about hedges [line items]
Notional amount		0
Net investment Hedges | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount		0
Currency swaps
Disclosure of detailed information about hedges [line items]
Gain (loss) on derivative	535	104
Interest rate hedges
Disclosure of detailed information about hedges [line items]
Fair value		(285)
Notional amount		767
Interest rate hedges | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount		(1,596)
Interest rate hedges | Two years
Disclosure of detailed information about hedges [line items]
Notional amount		(901)
Interest rate hedges | Three years
Disclosure of detailed information about hedges [line items]
Notional amount		1,563
Interest rate hedges | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount		1,701
Interest rate hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount		(4,741)
Fair value		(109)
Interest rate hedges | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount		(3,035)
Interest rate hedges | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount		1,840
Interest rate hedges | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount		(495)
Interest rate hedges | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount		(3,051)
Interest rate hedges | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Fair value		140
Notional amount		3,504
Interest rate hedges | Cash flow hedges | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount		(1,015)
Interest rate hedges | Cash flow hedges | Two years
Disclosure of detailed information about hedges [line items]
Notional amount		(658)
Interest rate hedges | Cash flow hedges | Three years
Disclosure of detailed information about hedges [line items]
Notional amount		1,399
Interest rate hedges | Cash flow hedges | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount		3,778
Interest rate hedges | Fair value hedges
Disclosure of detailed information about hedges [line items]
Fair value		(425)
Notional amount		(2,737)
Interest rate hedges | Fair value hedges | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount		(581)
Interest rate hedges | Fair value hedges | Two years
Disclosure of detailed information about hedges [line items]
Notional amount		(243)
Interest rate hedges | Fair value hedges | Three years
Disclosure of detailed information about hedges [line items]
Notional amount		164
Interest rate hedges | Fair value hedges | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount		(2,077)
Exchange rate hedges
Disclosure of detailed information about hedges [line items]
Fair value		339
Notional amount		7,266
Exchange rate hedges | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount		(220)
Exchange rate hedges | Two years
Disclosure of detailed information about hedges [line items]
Notional amount		547
Exchange rate hedges | Three years
Disclosure of detailed information about hedges [line items]
Notional amount		2,219
Exchange rate hedges | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount		4,720
Exchange rate hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount		(209)
Fair value		26
Exchange rate hedges | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount		(209)
Exchange rate hedges | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount		0
Exchange rate hedges | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount		0
Exchange rate hedges | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount		0
Exchange rate hedges | Financial Instruments excluding Derivatives
Disclosure of detailed information about hedges [line items]
Notional amount	970
Non-current derivative financial assets	0
Current derivative financial assets	0
Non-current derivative financial liabilities	996
Current derivative financial liabilities	0
Derivative asset (liability), net	996
Exchange rate hedges | Financial Instruments excluding Derivatives | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	0
Exchange rate hedges | Financial Instruments excluding Derivatives | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	56
Exchange rate hedges | Financial Instruments excluding Derivatives | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	56
Exchange rate hedges | Financial Instruments excluding Derivatives | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	858
Exchange rate hedges | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Fair value		344
Notional amount		9,260
Exchange rate hedges | Cash flow hedges | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount		1,700
Exchange rate hedges | Cash flow hedges | Two years
Disclosure of detailed information about hedges [line items]
Notional amount		621
Exchange rate hedges | Cash flow hedges | Three years
Disclosure of detailed information about hedges [line items]
Notional amount		2,219
Exchange rate hedges | Cash flow hedges | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount		4,720
Exchange rate hedges | Fair value hedges
Disclosure of detailed information about hedges [line items]
Fair value		(5)
Notional amount		(1,994)
Exchange rate hedges | Fair value hedges | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount		(1,920)
Exchange rate hedges | Fair value hedges | Two years
Disclosure of detailed information about hedges [line items]
Notional amount		(74)
Exchange rate hedges | Fair value hedges | Three years
Disclosure of detailed information about hedges [line items]
Notional amount		0
Exchange rate hedges | Fair value hedges | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount		0
Exchange rate hedges | Fair value hedges | Financial Instruments excluding Derivatives
Disclosure of detailed information about hedges [line items]
Notional amount	0
Non-current derivative financial assets	0
Current derivative financial assets	0
Non-current derivative financial liabilities	0
Current derivative financial liabilities	0
Derivative asset (liability), net	0
Exchange rate hedges | Fair value hedges | Financial Instruments excluding Derivatives | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	0
Exchange rate hedges | Fair value hedges | Financial Instruments excluding Derivatives | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	0
Exchange rate hedges | Fair value hedges | Financial Instruments excluding Derivatives | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	0
Exchange rate hedges | Fair value hedges | Financial Instruments excluding Derivatives | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	0
Exchange rate hedges | Net investment Hedges | Financial Instruments excluding Derivatives
Disclosure of detailed information about hedges [line items]
Notional amount	970
Non-current derivative financial assets	0
Current derivative financial assets	0
Non-current derivative financial liabilities	996
Current derivative financial liabilities	0
Derivative asset (liability), net	996
Exchange rate hedges | Net investment Hedges | Financial Instruments excluding Derivatives | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	0
Exchange rate hedges | Net investment Hedges | Financial Instruments excluding Derivatives | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	56
Exchange rate hedges | Net investment Hedges | Financial Instruments excluding Derivatives | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	56
Exchange rate hedges | Net investment Hedges | Financial Instruments excluding Derivatives | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	858
Interest and exchange rate hedges
Disclosure of detailed information about hedges [line items]
Fair value		(546)
Notional amount		6,678
Interest and exchange rate hedges | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount		344
Interest and exchange rate hedges | Two years
Disclosure of detailed information about hedges [line items]
Notional amount		963
Interest and exchange rate hedges | Three years
Disclosure of detailed information about hedges [line items]
Notional amount		952
Interest and exchange rate hedges | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount		4,419
Interest and exchange rate hedges | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Fair value		(422)
Notional amount		5,851
Interest and exchange rate hedges | Cash flow hedges | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount		344
Interest and exchange rate hedges | Cash flow hedges | Two years
Disclosure of detailed information about hedges [line items]
Notional amount		963
Interest and exchange rate hedges | Cash flow hedges | Three years
Disclosure of detailed information about hedges [line items]
Notional amount		800
Interest and exchange rate hedges | Cash flow hedges | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount		3,744
Interest and exchange rate hedges | Fair value hedges
Disclosure of detailed information about hedges [line items]
Fair value		(124)
Notional amount		827
Interest and exchange rate hedges | Fair value hedges | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount		0
Interest and exchange rate hedges | Fair value hedges | Two years
Disclosure of detailed information about hedges [line items]
Notional amount		0
Interest and exchange rate hedges | Fair value hedges | Three years
Disclosure of detailed information about hedges [line items]
Notional amount		152
Interest and exchange rate hedges | Fair value hedges | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount		675
Others | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount		1,413
Fair value		70
Others | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount		813
Others | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount		0
Others | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount		0
Others | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount		600
Designated as Hedging Instrument | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	10,570
Non-current derivative financial assets	(1,950)
Current derivative financial assets	(660)
Non-current derivative financial liabilities	1,447
Current derivative financial liabilities	200
Derivative asset (liability), net	(963)
Designated as Hedging Instrument | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	(4,443)
Designated as Hedging Instrument | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	4,743
Designated as Hedging Instrument | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	2,799
Designated as Hedging Instrument | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	7,471
Designated as Hedging Instrument | Interest rate hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	675
Non-current derivative financial assets	(398)
Current derivative financial assets	(186)
Non-current derivative financial liabilities	270
Current derivative financial liabilities	9
Derivative asset (liability), net	(305)
Designated as Hedging Instrument | Interest rate hedges | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	(686)
Designated as Hedging Instrument | Interest rate hedges | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	1,746
Designated as Hedging Instrument | Interest rate hedges | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	(299)
Designated as Hedging Instrument | Interest rate hedges | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	(86)
Designated as Hedging Instrument | Interest rate hedges | Cash flow hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	2,275
Non-current derivative financial assets	(154)
Current derivative financial assets	(2)
Non-current derivative financial liabilities	228
Current derivative financial liabilities	4
Derivative asset (liability), net	76
Designated as Hedging Instrument | Interest rate hedges | Cash flow hedges | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	(607)
Designated as Hedging Instrument | Interest rate hedges | Cash flow hedges | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	1,567
Designated as Hedging Instrument | Interest rate hedges | Cash flow hedges | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	46
Designated as Hedging Instrument | Interest rate hedges | Cash flow hedges | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	1,269
Designated as Hedging Instrument | Interest rate hedges | Fair value hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	(1,600)
Non-current derivative financial assets	(244)
Current derivative financial assets	(184)
Non-current derivative financial liabilities	42
Current derivative financial liabilities	5
Derivative asset (liability), net	(381)
Designated as Hedging Instrument | Interest rate hedges | Fair value hedges | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	(79)
Designated as Hedging Instrument | Interest rate hedges | Fair value hedges | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	179
Designated as Hedging Instrument | Interest rate hedges | Fair value hedges | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	(345)
Designated as Hedging Instrument | Interest rate hedges | Fair value hedges | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	(1,355)
Designated as Hedging Instrument | Exchange rate hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	4,583
Non-current derivative financial assets	(835)
Current derivative financial assets	(183)
Non-current derivative financial liabilities	939
Current derivative financial liabilities	70
Derivative asset (liability), net	(9)
Designated as Hedging Instrument | Exchange rate hedges | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	(4,718)
Designated as Hedging Instrument | Exchange rate hedges | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	2,219
Designated as Hedging Instrument | Exchange rate hedges | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	1,102
Designated as Hedging Instrument | Exchange rate hedges | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	5,980
Designated as Hedging Instrument | Exchange rate hedges | Cash flow hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	9,642
Non-current derivative financial assets	(834)
Current derivative financial assets	(76)
Non-current derivative financial liabilities	939
Current derivative financial liabilities	10
Derivative asset (liability), net	39
Designated as Hedging Instrument | Exchange rate hedges | Cash flow hedges | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	341
Designated as Hedging Instrument | Exchange rate hedges | Cash flow hedges | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	2,219
Designated as Hedging Instrument | Exchange rate hedges | Cash flow hedges | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	1,102
Designated as Hedging Instrument | Exchange rate hedges | Cash flow hedges | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	5,980
Designated as Hedging Instrument | Exchange rate hedges | Fair value hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	50
Non-current derivative financial assets	(1)
Current derivative financial assets	(45)
Non-current derivative financial liabilities	0
Current derivative financial liabilities	14
Derivative asset (liability), net	(32)
Designated as Hedging Instrument | Exchange rate hedges | Fair value hedges | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	50
Designated as Hedging Instrument | Exchange rate hedges | Fair value hedges | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	0
Designated as Hedging Instrument | Exchange rate hedges | Fair value hedges | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	0
Designated as Hedging Instrument | Exchange rate hedges | Fair value hedges | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	0
Designated as Hedging Instrument | Exchange rate hedges | Net investment Hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	(5,109)
Non-current derivative financial assets	0
Current derivative financial assets	(62)
Non-current derivative financial liabilities	0
Current derivative financial liabilities	46
Derivative asset (liability), net	(16)
Designated as Hedging Instrument | Exchange rate hedges | Net investment Hedges | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	(5,109)
Designated as Hedging Instrument | Exchange rate hedges | Net investment Hedges | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	0
Designated as Hedging Instrument | Exchange rate hedges | Net investment Hedges | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	0
Designated as Hedging Instrument | Exchange rate hedges | Net investment Hedges | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	0
Designated as Hedging Instrument | Interest and exchange rate hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	5,312
Non-current derivative financial assets	(717)
Current derivative financial assets	(291)
Non-current derivative financial liabilities	238
Current derivative financial liabilities	121
Derivative asset (liability), net	(649)
Designated as Hedging Instrument | Interest and exchange rate hedges | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	961
Designated as Hedging Instrument | Interest and exchange rate hedges | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	778
Designated as Hedging Instrument | Interest and exchange rate hedges | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	1,996
Designated as Hedging Instrument | Interest and exchange rate hedges | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	1,577
Designated as Hedging Instrument | Interest and exchange rate hedges | Cash flow hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	5,500
Non-current derivative financial assets	(541)
Current derivative financial assets	(291)
Non-current derivative financial liabilities	238
Current derivative financial liabilities	121
Derivative asset (liability), net	(473)
Designated as Hedging Instrument | Interest and exchange rate hedges | Cash flow hedges | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	962
Designated as Hedging Instrument | Interest and exchange rate hedges | Cash flow hedges | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	801
Designated as Hedging Instrument | Interest and exchange rate hedges | Cash flow hedges | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	2,001
Designated as Hedging Instrument | Interest and exchange rate hedges | Cash flow hedges | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	1,736
Designated as Hedging Instrument | Interest and exchange rate hedges | Fair value hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	(188)
Non-current derivative financial assets	(176)
Current derivative financial assets	0
Non-current derivative financial liabilities	0
Current derivative financial liabilities	0
Derivative asset (liability), net	(176)
Designated as Hedging Instrument | Interest and exchange rate hedges | Fair value hedges | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	(1)
Designated as Hedging Instrument | Interest and exchange rate hedges | Fair value hedges | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	(23)
Designated as Hedging Instrument | Interest and exchange rate hedges | Fair value hedges | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	(5)
Designated as Hedging Instrument | Interest and exchange rate hedges | Fair value hedges | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	(159)
Not Designated as Hedging Instrument | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	(7,721)
Non-current derivative financial assets	(826)
Current derivative financial assets	(262)
Non-current derivative financial liabilities	840
Current derivative financial liabilities	30
Derivative asset (liability), net	(218)
Not Designated as Hedging Instrument | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	(4,318)
Not Designated as Hedging Instrument | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	(321)
Not Designated as Hedging Instrument | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	(531)
Not Designated as Hedging Instrument | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	(2,551)
Not Designated as Hedging Instrument | Interest rate hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	(6,974)
Non-current derivative financial assets	(826)
Current derivative financial assets	(128)
Non-current derivative financial liabilities	830
Current derivative financial liabilities	3
Derivative asset (liability), net	(121)
Not Designated as Hedging Instrument | Interest rate hedges | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	(3,571)
Not Designated as Hedging Instrument | Interest rate hedges | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	(321)
Not Designated as Hedging Instrument | Interest rate hedges | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	(531)
Not Designated as Hedging Instrument | Interest rate hedges | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	(2,551)
Not Designated as Hedging Instrument | Exchange rate hedges | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	(747)
Non-current derivative financial assets	0
Current derivative financial assets	(134)
Non-current derivative financial liabilities	0
Current derivative financial liabilities	25
Derivative asset (liability), net	(109)
Not Designated as Hedging Instrument | Exchange rate hedges | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	(747)
Not Designated as Hedging Instrument | Exchange rate hedges | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	0
Not Designated as Hedging Instrument | Exchange rate hedges | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	0
Not Designated as Hedging Instrument | Exchange rate hedges | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	0
Not Designated as Hedging Instrument | Others | Derivative instruments
Disclosure of detailed information about hedges [line items]
Notional amount	0
Non-current derivative financial assets	0
Current derivative financial assets	0
Non-current derivative financial liabilities	10
Current derivative financial liabilities	2
Derivative asset (liability), net	12
Not Designated as Hedging Instrument | Others | Derivative instruments | Within one year
Disclosure of detailed information about hedges [line items]
Notional amount	0
Not Designated as Hedging Instrument | Others | Derivative instruments | Two years
Disclosure of detailed information about hedges [line items]
Notional amount	0
Not Designated as Hedging Instrument | Others | Derivative instruments | Three years
Disclosure of detailed information about hedges [line items]
Notional amount	0
Not Designated as Hedging Instrument | Others | Derivative instruments | Subsequent years
Disclosure of detailed information about hedges [line items]
Notional amount	0
Telefonica Group | Derivative instruments
Disclosure of detailed information about hedges [line items]
Fair value		€ 505
Loans and Other Debts | Financial Instruments excluding Derivatives
Disclosure of detailed information about hedges [line items]
Non-current derivative financial liabilities	243
Obligations and Bonds | Financial Instruments excluding Derivatives
Disclosure of detailed information about hedges [line items]
Non-current derivative financial liabilities	€ 753